Trade, other receivables and tax receivables - analysis by due date (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current trade receivables	€ 2,064	€ 2,048
Non-current trade receivables	0	0
Trade receivables	2,064	2,048
Current receivables from financing activities	2,855	3,304
Non-current receivables from financing activities	300	310
Receivables from financing activities	3,155	3,614
Current other receivables	1,709	1,836
Non-current other receivables	2,076	1,174
Other receivables	3,785	3,010
Current trade and other receivables	6,628	7,188
Non-current trade and other receivables	2,376	1,484
Total Trade and other receivables	9,004	8,672
Tax receivables	372	419
Non-current tax receivables	94	71
Tax receivables	466	490
Due between one and five years
Disclosure of financial assets [line items]
Non-current trade receivables	0	0
Non-current receivables from financing activities	294	297
Non-current other receivables	695	1,086
Non-current trade and other receivables	989	1,383
Non-current tax receivables	51	53
Due beyond five years
Disclosure of financial assets [line items]
Non-current trade receivables	0	0
Non-current receivables from financing activities	6	13
Non-current other receivables	1,381	88
Non-current trade and other receivables	1,387	101
Non-current tax receivables	€ 43	€ 18